Bank Loan and Loan Facilities (Details)	6 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 HKD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 HKD ($)
Bank Loan and Loan Facilities [Line Items]
Loan agreement	$ 464,354		$ 3,600,000
Working capital term	3 years		3 years
Fixed interest rate	2.50%		2.50%
BOCHK [Member]
Bank Loan and Loan Facilities [Line Items]
Loan repayable		$ 39,725
EID Facility [Member]
Bank Loan and Loan Facilities [Line Items]
Interconnect HK borrowed				$ 1,929,409
EID Facility [Member] | CCSC [Member]
Bank Loan and Loan Facilities [Line Items]
Interconnect HK borrowed					$ 15,000,000
Loan Facility [Member]
Bank Loan and Loan Facilities [Line Items]
Interconnect HK borrowed				385,882	3,000,000
Forex Hedging Facility [Member]
Bank Loan and Loan Facilities [Line Items]
Interconnect HK borrowed				$ 257,255	$ 2,000,000
Revolving Credit Facility [Member]
Bank Loan and Loan Facilities [Line Items]
Interest expenses		$ 228